CLAYMORE EXCHANGE-TRADED FUND TRUST

            Claymore U.S. Capital Markets Micro-Term Fixed Income ETF


SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS FOR THE ABOVE LISTED FUND:


The Fund's listing exchange has changed from the American Stock Exchange ("AMEX") to the NYSE Arca, Inc. ("NYSE Arca"). All references to the Fund's listing exchange as AMEX are hereby changed to the NYSE Arca.


                       CLAYMORE EXCHANGE-TRADED FUND TRUST
                            2455 Corporate West Drive
                              Lisle, Illinois 60532

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE


December 16, 2008


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                       CLAYMORE EXCHANGE-TRADED FUND TRUST

            Claymore U.S. Capital Markets Micro-Term Fixed Income ETF


SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENT OF ADDITIONAL INFORMATION FOR THE ABOVE LISTED FUND:


The Fund's listing exchange has changed from the American Stock Exchange ("AMEX") to the NYSE Arca, Inc. ("NYSE Arca"). All references to the Fund's listing exchange as AMEX are hereby changed to the NYSE Arca.


                       CLAYMORE EXCHANGE-TRADED FUND TRUST
                            2455 Corporate West Drive
                              Lisle, Illinois 60532

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE


December 16, 2008